LVIP T. Rowe Price 2040 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.64%
INVESTMENT COMPANIES–50.64%
Equity Funds–32.13%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	474,649	$6,092,595
LVIP SSGA S&P 500 Index Fund	1,608,252	53,384,334
LVIP SSGA Small-Cap Index Fund	131,004	4,535,346
		64,012,275
Fixed Income Fund–5.88%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,131,488	11,708,631
		11,708,631
International Equity Fund–12.63%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,920,575	25,157,616
		25,157,616
Total Affiliated Investments (Cost $46,054,797)		100,878,522

UNAFFILIATED INVESTMENTS–49.58%
INVESTMENT COMPANIES–49.58%
Equity Funds–31.84%
**T. Rowe Price Emerging Markets Discovery Stock Fund	314,462	5,459,067
**T. Rowe Price Growth Stock Fund	146,087	17,755,411
**T. Rowe Price Mid-Cap Growth Fund	30,526	3,142,649
**T. Rowe Price Mid-Cap Value Fund	81,322	2,710,455
**T. Rowe Price New Horizons Fund	31,600	1,802,799
**T. Rowe Price Real Assets Fund	707,595	12,114,024
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	47,044	$2,625,051
**T. Rowe Price Value Fund	363,226	17,816,227
		63,425,683
Fixed Income Funds–2.87%
**T. Rowe Price High Yield Fund	239,623	1,442,533
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	94,337	892,424
**T. Rowe Price U.S. Treasury Long-Term Fund	464,627	3,377,835
		5,712,792
International Equity Funds–10.40%
**T. Rowe Price Emerging Markets Stock Fund	119,304	5,020,304
**T. Rowe Price International Stock Fund	259,286	5,906,537
**T. Rowe Price International Value Equity Fund	431,712	9,791,236
		20,718,077
International Fixed Income Funds–1.62%
**T. Rowe Price Emerging Markets Bond Fund	112,364	1,083,192
**T. Rowe Price International Bond Fund	250,543	2,144,646
		3,227,838
Money Market Fund–2.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	5,665,365	5,665,365
		5,665,365
Total Unaffiliated Investments (Cost $78,899,986)		98,749,755

TOTAL INVESTMENTS–100.22% (Cost $124,954,783)	199,628,277
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(430,650)
NET ASSETS APPLICABLE TO 14,498,753 SHARES OUTSTANDING–100.00%	$199,197,627

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2040 Fund–1

LVIP T. Rowe Price 2040 Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.64%@
Equity Funds-32.13%@
✧✧LVIP SSGA Mid-Cap Index Fund	$5,786,876	$1,205,441	$800,000	$(7,633)	$(92,089)	$6,092,595	474,649	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	48,643,207	5,260,675	4,830,000	87,934	4,222,518	53,384,334	1,608,252	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,434,836	387,438	500,000	18,510	194,562	4,535,346	131,004	—	—
Fixed Income Fund-5.88%@
✧✧LVIP SSGA Bond Index Fund	10,189,094	1,140,000	225,001	(18,327)	622,865	11,708,631	1,131,488	—	—
International Equity Fund-12.63%@
✧✧LVIP SSGA International Index Fund	21,407,208	1,057,770	2,470,000	154,381	5,008,257	25,157,616	1,920,575	7,770	—
Total	$90,461,221	$9,051,324	$8,825,001	$234,865	$9,956,113	$100,878,522		$7,770	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund–2